Equity Transactions - Allocation of GasLog Partners' profit/(loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	$ 297,247	$ 80,516	$ 3,289
Partnership's profit/(loss) allocated to GasLog	207,450	67,663	(44,948)
Partnership's profit allocated to non-controlling interests	89,797	12,853	48,237
GasLog Partners LP
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	118,986	5,726	56,859
Partnership's profit/(loss) allocated to GasLog	29,189	(7,127)	8,622
Partnership's profit allocated to non-controlling interests	89,797	12,853	48,237
GasLog Partners LP | Common shares
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	90,630	(23,486)	25,970
GasLog Partners LP | General partner units
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	1,898	(482)	561
GasLog Partners LP | Preference shares
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	$ 26,458	$ 29,694	$ 30,328